Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Accounts Payable and Accrued Liabilities
Summary of accounts payable and accrued liabilities

	December 31,	December 31,
	2022	2021

Accounts Payable and Accrued Liabilities	$18,850	$3,544
Accrued Interest	1,300	1,164
Withholding tax liabilities	14	—
	$20,164	$4,708